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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Barry N. Hurwitz, Esq. Morgan, Lewis & Bockius LLP, One Federal St., Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-737-3225

Date of fiscal year end:	12/31

Date of reporting period:	7/1/2018 - 6/30/2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEC 2451 (4-03)	PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM Trust - File No. 811-00082

CGM Mutual Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.
Banco Bradesco SA	BBD	059460303	3/11/2019	3. Election of fiscal council: 3a. Luiz Carlos de Freitas / Joao Batistela Biazon, 3b. Walter Luis Bernardes Albertoni / Reginaldo Ferreira Alexandre.	Issuer	Yes	For	For

Banco Santander Brasil S.A.	BSBR	05967A107	4/26/2019
01. To TAKE the management accounts, examining, discussing and voting the Company's financial statements related to the fiscal year ended on December 31, 2018, together with management report, the balance sheet, other parts of the financial statements, external auditors' opinion and the audit committee report.
					Issuer	Yes	For	For
				02. To DECIDE on the destination of the net profit of the fiscal year of 2018 and the distribution of dividends.	Issuer	Yes	For	For

03. To FIX the number of members that will compose the Board of Directors in the mandate from 2019 to 2021. The controlling shareholders propose that the number of members to be members of the Board of Directors for the 2017 to 2019 term be set at ten members.
					Issuer	Yes	For	For

04a. To ELECT the members of the Company's Board of Directors for a term of office from 2019 to 2021: Alvaro Antonio Cardoso de Souza, Sergio Agapito Lires Rial, Celso Clemente Giacometti, Conrado Engel, Deborah Patricia Wright, Deborah Stern Vieitas, Jose Antonio Alvarez Alvarez, Jose de Paiva Ferreira, Jose Maria Nus Badia, Marilia Artimonte Rocca.
					Issuer	Yes	For	For
				04b. If one or more of the candidates that compose the slate fails to integrate it, your votes will continue to be conferred to the slate.	Issuer	Yes	For	For
				05. To FIX the annual overall compensation of the Company's management and members of Audit Committee.	Issuer	Yes	For	For

E1. To AMEND the wording of articles 21 and 24 of the Company's Bylaws, in order to modify the rules for the installation of meetings of the Executive Board, granting mandates and representation of the Company.
					Issuer	Yes	For	For
				E2. Due to the deliberate in item (i), APPROVE the consolidation of the Company's Bylaws.	Issuer	Yes	For	For

Dollar Tree, Inc.	DLTR	256746108	6/13/2019
1. To elect thirteen directors: 1a. Arnold S. Barron, 1b. Gregory M. Bridgeford, 1c. Thomas W. Dickson, 1d. Conrad M. Hall, 1e. Lemuel E. Lewis, 1f. Jeffrey G. Naylore, 1g. Gary M. Philbin, 1h. Bob Sasser, 1i. Thomas A. Saunders III, 1j. Stephanie P. Stahl, 1k. Carrie A. Wheeler, 1l. Thomas E. Whiddon, 1m. Carl P. Zeithami.
					Issuer	Yes	For	For
				2. To approve, on an advisory basis, the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				3. To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm.	Issuer	Yes	For	For

General Electric Company	GE	369604103	5/8/2019	1. Election of Director: Sebastien Bazin.	Issuer	No
				2. Election of Director: H. Lawrence Culp, Jr..	Issuer	No
				3. Election of Director: Francisco D'Souza.	Issuer	No

				4. Election of Director: Edward Garden.	Issuer	No
				5. Election of Director: Thomas Horton.	Issuer	No
				6. Election of Director: Risa Lavizzo-Mourey.	Issuer	No
				7. Election of Director: Catherine Lesjak.	Issuer	No
				8. Election of Director: Paula Rosput Reynolds.	Issuer	No
				9. Election of Director: Leslie Seidman.	Issuer	No
				10. Election of Director: James Tisch.	Issuer	No
				11, Advisory approval of Company's named executives' compensation.	Issuer	No
				12. Approval of a reduction of minimum number of Directors from 10 to 7.	Issuer	No
				13. Ratification of KPMG as independent auditor for 2019.	Issuer	No
				14. Stockholder proposal requiring the Chairman of the Board to be independent.	Security Holder	Yes	Against	For
				15. Stockholder proposal to adopt cumulative voting for Director elections.	Security Holder	Yes	Against	For

Huntington Ingalls Industries, Inc.	HLL	446413106	4/30/2019
1. Elect eleven directors: 1.01. Phillip M. Bilden, 1.02. Augustus L. Collins, 1.03. Kirkland H. Donald, 1.04. Thomas B. Fargo, 1.05. Victoria D. Harker, 1.06. Anastasia D. Kelly, 1.07. Tracy B. McKibben, 1.08. C. Michael Petters, 1.09. Thomas C. Schievelbein, 1.10. John K. Welch, 1.11. Stephen R. Wilson.
					Issuer	No
				2. Approve executive compensation on an advisory basis.	Issuer	No
				3. Ratify the appointment of Deloitte and Touche LLP as Company's independent auditors for 2019.	Issuer	No
				4. Shareholder proposal to permit unlimited number of stockholders to aggregate their ownership of HII common stock to satisfy the ownership requirement under HII's proxy access bylaw.	Security Holder	No

Kohl's Corporation	KSS	500255104	5/15/2019
1. Elect ten directors: 1a. Steven A. Burd, 1b. Steven A. Burd, 1c. H. Charles Floyd, 1d. Michelle Gass, 1e. Jonas Prising, 1f. John E. Schlifske, 1g. Adrianne Shapira, 1h. Frank V. Sica, 1i. Stephanie A. Streeter, 1j. Stephen E. Watson.
					Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as Company's independent registered public accounting firm for the fiscal year ending February 1, 2020.	Issuer	Yes	For	For
				3. Advisory vote on approval of the compensation of named executives.	Issuer	Yes	For	For
				4. Shareholder proposal regarding political disclosure.	Security Holder	Yes	Against	For
				5. Shareholder proposal regarding vendor policy regarding oversight on animal welfare.	Security Holder	Yes	Against	For

Northrop Grumman Corporation	NOC	666807102	5/15/2019
1. To elect thirteen directors: 1a. Wesley G. Bush, 1b. Marianne C. Brown, 1c. Donald E. Felsinger, 1d. Ann M. Fudge, 1e. Bruce S. Gordon, 1f. William H. Hernandez, 1g. Madeleine A. Kleiner, 1h. Karl J. Krapek, 1i. Gary Roughead, 1j. Thomas M. Schoewe, 1k. James S. Turley, 1l. Kathy J. Warden, 1m. Mark A. Welsh III.
					Issuer	Yes	For	For
				2. Proposal to approve, on an advisory basis, the compensation of the Company's executive officers.	Issuer	Yes	For	For
				3. Proposal to ratify the appointment of Deloitte & Touche LLP as the Company's independent auditor for fiscal year ending December 31, 2019.	Issuer	Yes	For	For
				4. Shareholder proposal to provide for a report on management systems and processes for implementing the Company's human rights policy.	Security Holder	Yes	Against	For
				5. Shareholder proposal to provide for an independent chair.	Security Holder	Yes	Against	For

Norwegian Cruise Line Holdings LTD.	NLCH	G66721104	6/13/2019	1. To elect four directors: 1a. Frank J. Del Rio, 1b. Chad A. Leat, 1c. Steve Martinez, 1d. Pamela Thomas-Graham.	Issuer	No
				2. Approval, on a non-binding, advisory basis, of the compensation of named executive officers.	Issuer	No
				3. Approval of the amendment and restatement of Company's by-laws to delete obsolete provisions.	Issuer	No

4. Ratification of the appointment of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for the year ending December 31, 2019 and the determination of PwC's remuneration by Company's audit committee.
					Issuer	No

PBF Energy Inc.	PBF	69318G106	5/23/2019
1. To elect nine directors: 1A. Thomas Nimbley, 1B. Spencer Abraham, 1C. Wayne Budd, 1D. S. Eugene Edwards, 1E. William Hantke, 1F. Edward Kosnik, 1G. Robert Lavinia, 1H. Kimberly Lubel, 1I. George Ogden.
					Issuer	No
				2. The ratification of the appointment of Deloitte & Touche LLP as the Company's independent auditor for the year ended December 31, 2019.	Issuer	No
				3. An advisory vote on the 2018 compensation of the named executive officers.	Issuer	No
				4. An advisory vote on the frequency of the advisory vote on executive compensation being 1 year.	Issuer	No

Petroleo Brasileiro S.A.	PBR	71654V408	12/11/2018
1. Proposal to amend Petrobras' Articles of Incorporation to amend articles 23, 28 and 30, and consequent consolidation of the Articles of Corporation, as proposed by Management filed in electronic addresses of the Brazilian Securities and Exchange Commission (CMV) and the Company.
					Issuer	No
				2. Proposal for merger of PDET Offshore S.A. by Petrobras to:	Issuer	No

2a. Ratify the contracting of Recall Ledger Consultoria e Desenvolvimento Empresarial Ltda. By Petrobras for the preparation of the Appraisal Report, at book value, of PDET's shareholders' equity, pursuant to paragraph 1 of article 227 of Law 6404, of December 15, 1976.
					Issuer	No
				2b. To approve the Appraisal Report prepared by Recall Ledger Consultoria e Desenvolvimento Empresarial Ltda. For the appraisal, at book value, of PDET's shareholders' equity.	Issuer	No
				2c. To approve, in all its terms and conditions, the Protocol and Justification of the Merger, executed between PDET and Petrobras on October 24, 2018.	Issuer	No
				2d. To approve the incorporation of PDET by Petrobras, with its consequent extinction, without increasing the capital stock of Petrobras.	Issuer	No

2e. To authorize Petrobras' Board of Executive Officers to perform all acts required to complete the incorporation and regularization of the situation of the acquired Company and the surviving Company before the competent bodies, as necessary.
					Issuer	No

Petroleo Brasileiro S.A.	PBR	71654V408	4/25/2019
1. To analyze management's accounts, examination, discussion and voting of the Annual Report and the Company's financial statements, accompanied by the report of the independent auditors and the Fiscal council's report, for the fiscal year ended December 31, 2018.
					Issuer	No
				2. Capital budget proposal for the 2019 fiscal year.	Issuer	No
				3. Proposal for the 2018 fiscal year results destination.	Issuer	No
				4. Removal of a member of the Board of directors elected by the controlling shareholder.	Issuer	No

				5. Election of the members of the Board of Directors.	Issuer	No

5a. Candidates appointed by the controlling shareholder and candidate appointed by the Company's employees. Roberto da Cunha Castello Branco, Eduardo Bacellar Leal Ferreira, Joao Cox, Nivio Ziviani, Alexandre Vigigal de Oliveira, Danilo Ferreira da Silva.
					Issuer	No
				5b. If one or more of the candidates that compose the slate fails to integrate it, your votes will continue to be conferred to the slate.	Issuer	No
				5c. In case of adoption of the multiple vote process, to distribute your votes in equal percentages by the members of the slate.	Issuer	No
				6. Election of Chairman of the Board of Directors: Eduardo Bacellar Leal Ferreira.	Issuer	No
				7. Election of the members of the Fiscal council:	Issuer	No

7a1. Candidates appointed by the controlling shareholder: Holder: Marisete Fatima Dadald Pereira, Substitute: Agnes Maria de Aragao da Costa, Holder: Eduardo Cesar Pasa, Substitute: Jairez Eloi de Sousa Paulista, Holder: Jose Franco Medeiros de Morais, Substitute: Gildenora Batista Dantas Milhomem.
					Issuer	No
				8. Establishment of the compensation of Management, members of the Fiscal council and members of the Statutory Advisory Committee to the Board of Directors.	Issuer	No

E1. Proposal to amend Petros' bylaws to amend articles 3, 16, 18, 19, 20, 21, 25, 29, 30, 32, 34, 35, 36, 40, 52, 58 and 63 of the bylaws, and consequent consolidation of the bylaws, as proposed by Management filed in the electronic addresses of the Brazilian Securities and Exchange Commission (CVM) and the Company.
					Issuer	No

Phillips 66	PSX	718546104	5/8/2019	1. To elect four directors: 1a. Greg C. Garland, 1b. Gary K. Adams, 1c. John E. Lowe, 1d. Denise L. Ramos.	Issuer	No
				2. To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2019.	Issuer	No
				3. Advisory vote to approve executive compensation.	Issuer	No
				4. Advisory vote on the frequency of future shareholder advisory votes to approve executive compensation at 1 year.	Issuer	No
				5. Shareholder proposal requesting an annual report on plastic pollution.	Security Holder	No

PVH Corp	PVH	693656100	6/20/2019
1. To elect twelve directors: 1a. Mary Baglivo, 1b. Brent Callinicos, 1c. Emanuel Chirico, 1d. Juan R. Figuereo, 1e. Joseph B. Fuller, 1f. V. James Marino, 1g. G. Penny McIntyre, 1h. Amy McPherson, 1i. Henry Nasella, 1j. Edward R. Rosenfeld, 1k. Craig Rydin, 1l. Judith Amanda Sourry Knox.
					Issuer	No
				2. Approval of the advisory resolution on executive compensation.	Issuer	No

3. Approval of the amendment to Company's Certificate of Incorporation to eliminate the requirement of an 80% supermajority vote for stockholder to approve certain transactions with certain stockholders.
					Issuer	No
				4. Approval of the amendment to Company's Certificate of Incorporation to eliminate the requirement of an 80% supermajority vote for stockholders to amend Company's By-laws.	Issuer	No
				5. Ratification of Ernst & Young LLP as auditors for fiscal year 2019.	Issuer	No

Tiffany & Co.	TIF	886547108	6/4/2019
1. To elect eleven directors: 1a. Alessandro Bogliolo, 1b. Rose Marie Bravo, 1c. Hafize Gaye Erkan, 1d. Roger N. Farah, 1e. Jane Hertzmark Hudis, 1f. Abby F. Kohnstamm, 1g. James E. Little, 1h. William Shutzer, 1i. Robert S. Singer, 1j. Francesco Trapani, 1k. Annie Young-Scrivner.
					Issuer	No
				2. Ratification of the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm to audit the Company's consolidated financial statements for fiscal 2019.	Issuer	No
				3. Approval, on an advisory basis, of the compensation paid to the Company's named executive officers in fiscal 2018.	Issuer	No

United Rental, Inc.	URI	911363109	5/8/2019	1a. Election of director: Jose B. Alvarez.	Issuer	No
				1b. Election of director: Marc A. Bruno.	Issuer	No
				1c. Election of director: Matthew J. Flannery.	Issuer	No
				1d. Election of director: Bobby J. Griffin.	Issuer	No
				1e. Election of director: Kim Harris Jones.	Issuer	No
				1f. Election of director: Terri L. Kelly.	Issuer	No
				1g. Election of director: Michael J. Kneeland.	Issuer	No
				1h. Election of director: Gracia C. Martore.	Issuer	No
				1i. Election of director: Jason D. Papastavrou.	Issuer	No
				1j. Election of director: Filippo Passerini.	Issuer	No
				1k. Election of director: Donald C. Roof.	Issuer	No
				1l. Election of director: Shiv Singh.	Issuer	No
				2. Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2019.	Issuer	No
				3. Advisory approval of executive compensation.	Issuer	No
				4. Approval of 2019 Long Term Incentive Plan.	Issuer	No
				5. Stockholder proposal on right to act written consent.	Security Holder	No

Valero Energy Corporation	VLO	91913Y100	4/30/2019
1. To elect ten directors: 1A. H. Paulett Eberhart, 1B. Joseph W. Gorder, 1C. Kimberly S. Greene, 1D. Deborah P. Majoras, 1E. Donald L. Nickles, 1F. Philip J. Pfeiffer, 1G. Robert A. Profusek, 1H. Stephen M. Waters, 1I. Randall J. Weisenburger, 1J. Rayford Wilkins, Jr..
					Issurer	Yes	For	For
				2. Ratify the appointment of KPMG LLP as Valero's independent registered public accounting firm for 2019.	Issuer	Yes	For	For
				3. Approve, by non-binding vote, the 2018 compensation of Company's named executive officers.	Issuer	Yes	For	For

Zebra Technologies Corporation	ZBRA	989207105	5/16/2019	1. To elect two directors: 01. Frank B. Modruson, 02. Michael A. Smith	Issuer	No
				2. Proposal to approve, by non-binding vote, compensation of named executive officers.	Issuer	No
				3. Ratify the appointment of Ernst & Young LLP as Company's independent auditors for 2019.	Issuer	No

CGM Trust - File No. 811-00082

CGM Realty Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.
Alexandria Real Estate Equities, Inc.	ARE	015271109	5/9/2019
1. Election of eight directors: 1.1. Joel S. Marcus, 1.2. Steven R. Hash, 1.3. John L. Atkins, III, 1.4. James P. Cain, 1.5. Maria C. Freire, 1.6. Richard H. Klein, 1.7. James H. Richardson, 1.8. Michael A. Woronoff.
					Issuer	Yes	For	For
				2. To cast a non-binding, advisory vote on a resolution to approve the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				3. To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accountants for the fiscal year ending December 31, 2019.	Issuer	Yes	For	For

American Tower Corporation	AMT	03027X100	5/21/2019
1. Proposal to elect ten directors: 1.a. Raymond P. Dolan, 1.b. Robert D. Hormats, 1.c. Gustavo Lara Cantu, 1.d. Grace D. Lieblein, 1.e. Craig Macnab, 1.f. JoAnn A. Reed, 1.g. Pamela D.A. Reeve, 1.h. David E. Sharbutt, 1.i. James D. Taiclet, 1.j. Samme L. Thompson.
					Issuer	Yes	For	For
				2. To ratify the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for 2019.	Issuer	Yes	For	For
				3. To approve, on an advisory basis, the Company's executive compensation.	Issuer	Yes	For	For
				4. To adopt a policy requiring an independent Board Chairman.	Security Holder	Yes	Against	For
				5. To require periodic reports on political contributions and expenditures.	Security Holder	Yes	Against	For

Americold Realty Trust	COLD	03064D108	5/22/2019	1. Election of six directors: 1A. Fred W. Boehler, 1B. George J. Alburger, Jr., 1C. James R. Heistland, 1D. Michelle M. MacKay, 1E. Mark R. Patterson, 1F. Andrew P. Power.	Issuer	Yes	For	For
				2. Advisory vote on compensation of named executive officers.	Issuer	Yes	For	For
				3. Advisory vote on frequency of Say-On-Pay to 1 year.	Issuer	Yes	For	For
				4. Ratification of Ernst & Young LLP as Company's independent accounting firm for 2019.	Issuer	Yes	For	For

Banco Bradesco SA	BBD	059460303	3/11/2019	3. Election of fiscal council: 3a. Luiz Carlos de Freitas / Joao Batistela Biazon, 3b. Walter Luis Bernardes Albertoni / Reginaldo Ferreira Alexandre.	Issuer	Yes	For	For

CBRE Group, Inc.	CBRE	12504L109	5/17/2019
1. To elect eleven directors: 1a. Brandon B. Boze, 1b. Beth F. Cobert, 1c. Curtis F. Feeny, 1d. Reginald H. Gilyard, 1e. Shira D. Goodman, 1f. Christopher T. Jenny, 1g. Gerardo I. Lopez, 1h. Robert E. Sulentic, 1i. Laura D. Tyson, 1j. Ray Wirta, 1k. Sanjiv Yajnik.
					Issuer	Yes	For	For
				2. Ratify the appointment of KPMG LLP as Company's independent registered public accounting firm for 2019.	Issuer	Yes	For	For
				3. Advisory vote to approve named executive officer compensation for 2018.	Issuer	Yes	For	For
				4. Approve the 2019 Equity Incentive Plan.	Issuer	Yes	For	For

				5. Stockholder proposal regarding revisions to the Company's proxy access by-law.	Security Holder	Yes	Against	For
				6. Stockholder proposal requesting that the Board of Directors prepare a report on the impact of mandatory arbitration policies.	Security Holder	Yes	Against	For

CoreCivic, Inc.	CXW	21871N101	5/16/2019
1. Election of eleven directors: 1a. Donna M. Alvardo, 1b. Robert J. Dennis, 1c. Mark A. Emkes, 1d. Damon T. Hininger, 1e. Stacia A. Hylton, 1f. Harley G. Lappin, 1g. Anne L. Mariucci, 1h. Thurgood Marshall, Jr., 1i. Devin I. Murphy, 1j. Charles L. Overby, 1k. John R. Prann, Jr..
					Issuer	Yes	For	For
				2. Non-binding ratification of the appointment by our Audit Committee of Ernst & Young LLP as Company's independent registered public accounting firm for the fiscal year ending December 31, 2019.	Issuer	Yes	For	For
				3. Advisory vote to approve the compensation of Company's named executive officers.	Issuer	Yes	For	For

Crown Castle International Corp	CCI	22822V101	5/16/2019
1. To elect twelve directors: 1a. P. Roberto Bartolo, 1b. Jay A. Brown, 1c. Cindy Christy, 1d. Ari Q. Fitzgerald, 1e. Robert E. Garrison II, 1f. Andrea J. Goldsmith, 1g. Lee W. Hogan, 1h. Edward C. Hutcheson, Jr., 1i. J. Landis Martin, 1j. Robert F. McKenzie, 1k. Anthony J. Melone, 1l. Benjamin Moreland.
					Issuer	Yes	For	For
				2. The ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for fiscal year 2019.	Issuer	Yes	For	For
				3. The non-binding, advisory vote to approve the compensation of the Company's named executive officers.	Issuer	Yes	For	For

Cushman & Wakefield PLC	CWK	G2717B108	6/6/2019	1.1. Election of Class I director: Jonathan Coslet.	Issuer	Yes	For	For
				1.2. Election of Class I director: Qi Chen.	Issuer	Yes	For	For
				1.3. Election of Class I director: Michelle MacKay.	Issuer	Yes	For	For
				2. To ratify the appointment of KPMG LLP as independent registered public accounting firm for the year ending December 31, 2019.	Issuer	Yes	For	For
				3. To appoint KPMG LLP as UK statutory auditor to audit the UK statutory annual accounts for the year ending December 31, 2019.	Issuer	Yes	For	For
				4. To authorize the Audit Committee to determine the compensation of the UK statutory auditor.	Issuer	Yes	For	For
				5. To approve on a non-binding, advisory basis, the compensation of the named executive officers.	Issuer	Yes	For	For
				6. To approve on a non-binding, advisory basis, the frequency of future non-binding, advisory votes on the compensation of the named executive officers to one year.	Issuer	Yes	For	For
				7. To approve on a non-binding, advisory basis, the UK director compensation report.	Issuer	Yes	For	For
				8. To approve the director compensation policy.	Issuer	Yes	For	For

The Geo Group, Inc.	GEO	36162J106	5/7/2019	1. Election of seven directors: Anne N. Foreman, Richard H. Glanton, Scott M. Kernan, Guido Van Hauwermeiren, Christopher C. Wheeler, Julie Myers Wood, George C. Zoley.	Issuer	Yes	For	For
				2. To ratify the appointment of Grant Thornton LLP as the Company's independent registered public accountants for the 2019 fiscal year.	Issuer	Yes	For	For
				3. To hold an advisory vote to approve named executive officer compensation.	Issuer	Yes	For	For
				4. Shareholder proposal regarding an annual Human rights report.	Security Holder	Yes	Against	For

Jones Lang LaSalle Incorporated	JLL	48020Q107	5/29/2019	1a. Election of Director: Hugo Bague.	Issuer	Yes	For	For
				1b. Election of Director: Matthew Carter, Jr..	Issuer	Yes	For	For
				1c. Election of Director: Samuel A. Di Piazza, Jr..	Issuer	Yes	For	For
				1d. Election of Director: Shiela A. Penrose.	Issuer	Yes	For	For
				1e. Election of Director: Ming Lu.	Issuer	Yes	For	For
				1f. Election of Director: Bridget Macaskill.	Issuer	Yes	For	For
				1g. Election of Director: Martin H. Nesbitt.	Issuer	Yes	For	For
				1h. Election of Director: Jeetendra I. Patel.	Issuer	Yes	For	For
				1i. Election of Director: Ann Marie Petach.	Issuer	Yes	For	For
				1j. Election of Director: Christian Ulbrich.	Issuer	Yes	For	For
				2. Non-binding, advisory vote approving executive compensation.	Issuer	Yes	For	For
				3. Approval of the 2019 Stock Award and Incentive Plan.	Issuer	Yes	For	For
				4. Ratification of appointment of KPMG LLP as independent registered public accounting firm for the year ending December 31, 2019.	Issuer	Yes	For	For

KKR Real Estate Finance Trust Inc.	KREF	48251K100	4/26/2019
1. To elect eight directors: 1.01. Terrance R. Ahern, 1.02. R. Craig Blanchard, 1.03. Irene M. Esteves, 1.04. Todd A. Fisher, 1.05. Jonathan A. Langer, 1.06. Paula Madoff, 1.07. Deborah H. McAneny, 1.08. Ralph F. Rosenberg.
					Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for 2019.	Issuer	Yes	For	For

Lennar Corporation	LEN	526057104	4/10/2019
1. Elect twelve directors: 1.01. Rick Beckwitt, 1.02. Irving Bolotin, 1.03. Steven L. Gerard, 1.04. Tig Gilliam 1.05. Sherrill W. Hudson, 1.06. Jonathan M. Jaffe, 1.07. Sidney Lapidus, 1.08. Teri P. McClure, 1.09. Stuart Miller, 1.10. Armando Olivera, 1.11. Jeffrey Sonnenfeld, 1.12. Scott Stowell.
					Issuer	No
				2. Ratify the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for the fiscal year ending November 30, 2019.	Issuer	No
				3. Approve, on an advisory basis, the compensation of named executive officers.	Issuer	No
				4. Shareholder proposal regarding having directors elected by a majority of the votes cast in uncontested elections.	Security Holder	No

MGM Growth Properties LLC	MGP	55303A105	5/1/2019	1. Elect seven directors: 1a. James J. Murren, 1b. Michael Rietbrock, 1c. Thomas Roberts, 1d. Daniel J. Taylor, 1e. William J. Hornbuckle, 1f. John M. McManus, 1g. Robert Smith.	Issuer	No
				2. To ratify the selection of Deloitte & Touche LLP as the independent registered public accounting firm for the year ending December 31, 2019.	Issuer	No
				3. To approve, on an advisory basis, the compensation of named executive officers.	Issuer	No

New Residential Investment Corp.	NRZ	64828T201	5/23/2019	1. To elect three directors: 1.01. Douglas L. Jacobs, 1.02. Robert J. McGinnis, 1.03. Andrew Sloves.	Issuer	Yes	For	For
				2. To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2019.	Issuer	Yes	For	For
				3. Shareholder non-binding proposal to adopt "majority voting" in uncontested elections of directors.	Security Holder	Yes	Against	For
				4. Shareholder non-binding proposal to provide a report on board diversity.	Security Holder	Yes	Against	For

Petroleo Brasileiro S.A.	PBR	71654V408	12/11/2018
1. Proposal to amend Petrobras' Articles of Incorporation to amend articles 23, 28 and 30, and consequent consolidation of the Articles of Corporation, as proposed by Management filed in electronic addresses of the Brazilian Securities and Exchange Commission (CMV) and the Company.
					Issuer	No
				2. Proposal for merger of PDET Offshore S.A. by Petrobras to:	Issuer	No

2a. Ratify the contracting of Recall Ledger Consultoria e Desenvolvimento Empresarial Ltda. By Petrobras for the preparation of the Appraisal Report, at book value, of PDET's shareholders' equity, pursuant to paragraph 1 of article 227 of Law 6404, of December 15, 1976.
					Issuer	No
				2b. To approve the Appraisal Report prepared by Recall Ledger Consultoria e Desenvolvimento Empresarial Ltda. For the appraisal, at book value, of PDET's shareholders' equity.	Issuer	No
				2c. To approve, in all its terms and conditions, the Protocol and Justification of the Merger, executed between PDET and Petrobras on October 24, 2018.	Issuer	No
				2d. To approve the incorporation of PDET by Petrobras, with its consequent extinction, without increasing the capital stock of Petrobras.	Issuer	No

2e. To authorize Petrobras' Board of Executive Officers to perform all acts required to complete the incorporation and regularization of the situation of the acquired Company and the surviving Company before the competent bodies, as necessary.
					Issuer	No

Petroleo Brasileiro S.A.	PBR	71654V408	4/25/2019
1. To analyze management's accounts, examination, discussion and voting of the Annual Report and the Company's financial statements, accompanied by the report of the independent auditors and the Fiscal council's report, for the fiscal year ended December 31, 2018.
					Issuer	Yes	For	For
				2. Capital budget proposal for the 2019 fiscal year.	Issuer	Yes	For	For
				3. Proposal for the 2018 fiscal year results destination.	Issuer	Yes	For	For
				4. Removal of a member of the Board of directors elected by the controlling shareholder.	Issuer	Yes	For	For
				5. Election of the members of the Board of Directors.	Issuer	Yes	For	For

5a. Candidates appointed by the controlling shareholder and candidate appointed by the Company's employees. Roberto da Cunha Castello Branco, Eduardo Bacellar Leal Ferreira, Joao Cox, Nivio Ziviani, Alexandre Vigigal de Oliveira, Danilo Ferreira da Silva.
					Issuer	Yes	For	For
				5b. If one or more of the candidates that compose the slate fails to integrate it, your votes will continue to be conferred to the slate.	Issuer	Yes	For	For
				5c. In case of adoption of the multiple vote process, to distribute your votes in equal percentages by the members of the slate.	Issuer	Yes	For	For
				6. Election of Chairman of the Board of Directors: Eduardo Bacellar Leal Ferreira.	Issuer	Yes	For	For
				7. Election of the members of the Fiscal council:	Issuer	Yes	For	For

7a1. Candidates appointed by the controlling shareholder: Holder: Marisete Fatima Dadald Pereira, Substitute: Agnes Maria de Aragao da Costa, Holder: Eduardo Cesar Pasa, Substitute: Jairez Eloi de Sousa Paulista, Holder: Jose Franco Medeiros de Morais, Substitute: Gildenora Batista Dantas Milhomem.
					Issuer	Yes	For	For
				8. Establishment of the compensation of Management, members of the Fiscal council and members of the Statutory Advisory Committee to the Board of Directors.	Issuer	Yes	For	For

E1. Proposal to amend Petros' bylaws to amend articles 3, 16, 18, 19, 20, 21, 25, 29, 30, 32, 34, 35, 36, 40, 52, 58 and 63 of the bylaws, and consequent consolidation of the bylaws, as proposed by Management filed in the electronic addresses of the Brazilian Securities and Exchange Commission (CVM) and the Company.
					Issuer	Yes	For	For

SITE Centers Corp	DDR	82981J109	5/9/2019
1. To elect eight directors: 1.1 Linda B. Abraham, 1.2. Terrance R. Ahern, 1.3. Jane E. DeFlorio, 1.4. Thomas Finne, 1.5. David R. Lukes, 1.6. Victor B. MacFarlane, 1.7. Alexander Otto, 1.8. Dawn M. Sweeney.
					Issuer	Yes	For	For
				2. Approval, on an advisory basis, of the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				3. Ratification of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm.	Issuer	Yes	For	For
				4. Approval of the SITE Centers Corp. 2019 Equity and Incentive Compensation Plan.	Issuer	Yes	For	For

Southern Copper Corporation	SCCO	84265V105	4/25/2019
1. To elect ten directors: 1.01. German L. Mota-Velasco, 1.02. Oscar Gonzalez Rocha, 1.03. Vicente A. Andreve, 1.04. Alfredo Casar Perez, 1.05. Enrique C. S. Mejorada, 1.06. Xavier G. De Q. Topete, 1.07. Rafael Mac G. Anciola, 1.08. Luis M. P. Bonilla, 1.09. Gilberto P. Cifuentes, 1.10. Carlos Ruiz Sacristan.
					Issuer	Yes	For	For
				2. Ratify the audit committee's selection of Galaz, Yamazaki, Ruiz Urquiza S.S., a member of Deloitte Touche Tohmatsu Limited, as Company's independent accountants for 2019.	Issuer	Yes	For	For
				3. Approve by, non-binding vote, executive compensation.	Issuer	Yes	For	For

Turquoise Hill Resources Ltd.	TRQ	900435108	5/14/2019	1. To elect seven directors: 01. Alan Chirgwin, 02. James W. Gill, 03. R. Peter Gillin, 04. Stephen Jones, 05. Ulf Quellmann, 06. Russel C. Robertson, 07. Maryse Saint-Laurent.	Issuer	Yes	For	For
				2. To appoint PricewaterhouseCoopers LLP, Chartered professional accountants, as auditors of the Corporation at a remuneration to be fixed by the board of directors.	Issuer	Yes	For	For
				3. Non-binding advisory vote to accept the approach to executive compensation.	Issuer	Yes	For	For

CGM Trust - File No. 811-00082

CGM Focus Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.
Banco Bradesco SA	BBD	059460303	3/11/2019	3. Election of fiscal council: 3a. Luiz Carlos de Freitas / Joao Batistela Biazon, 3b. Walter Luis Bernardes Albertoni / Reginaldo Ferreira Alexandre.	Issuer	Yes	For	For

Banco Santander Brasil S.A.	BSBR	05967A107	4/26/2019
01. To TAKE the management accounts, examining, discussing and voting the Company's financial statements related to the fiscal year ended on December 31, 2018, together with management report, the balance sheet, other parts of the financial statements, external auditors' opinion and the audit committee report.
					Issuer	Yes	For	For
				02. To DECIDE on the destination of the net profit of the fiscal year of 2018 and the distribution of dividends.	Issuer	Yes	For	For

03. To FIX the number of members that will compose the Board of Directors in the mandate from 2019 to 2021. The controlling shareholders propose that the number of members to be members of the Board of Directors for the 2017 to 2019 term be set at ten members.
					Issuer	Yes	For	For

04a. To ELECT the members of the Company's Board of Directors for a term of office from 2019 to 2021: Alvaro Antonio Cardoso de Souza, Sergio Agapito Lires Rial, Celso Clemente Giacometti, Conrado Engel, Deborah Patricia Wright, Deborah Stern Vieitas, Jose Antonio Alvarez Alvarez, Jose de Paiva Ferreira, Jose Maria Nus Badia, Marilia Artimonte Rocca.
					Issuer	Yes	For	For
				04b. If one or more of the candidates that compose the slate fails to integrate it, your votes will continue to be conferred to the slate.	Issuer	Yes	For	For
				05. To FIX the annual overall compensation of the Company's management and members of Audit Committee.	Issuer	Yes	For	For

E1. To AMEND the wording of articles 21 and 24 of the Company's Bylaws, in order to modify the rules for the installation of meetings of the Executive Board, granting mandates and representation of the Company.
					Issuer	Yes	For	For
				E2. Due to the deliberate in item (i), APPROVE the consolidation of the Company's Bylaws.	Issuer	Yes	For	For

Best Buy Co., Inc.	BBY	086516101	6/11/2019	1a) Election of director: Corie S. Barry.	Issuer	No
				1b) Election of director: Lisa M. Caputo.	Issuer	No
				1c) Election of director: J. Patrick Doyle.	Issuer	No
				1d) Election of director: Russell P. Fradin.	Issuer	No
				1e) Election of director: Kathy J. Higgins Victor.	Issuer	No
				1f) Election of director: Hubert Joly.	Issuer	No
				1g) Election of director: David W. Kenny.	Issuer	No
				1h) Election of director: Cindy R. Kent.	Issuer	No
				1i) Election of director: Karen A. McLoughlin.	Issuer	No
				1j) Election of director: Thomas L. Millner.	Issuer	No
				1k) Election of director: Claudia F. Munce.	Issuer	No
				1l) Election of director: Richelle P. Parham.	Issuer	No
				1m) Election of director: Eugene A. Woods.	Issuer	No

				2. To ratify the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for the fiscal year ending February 1, 2020.	Issuer	No
				3. To approve in a non-binding advisory vote the Company's named executive officer compensation.	Issuer	No

Dollar Tree, Inc.	DLTR	256746108	6/13/2019
1. To elect thirteen directors: 1a. Arnold S. Barron, 1b. Gregory M. Bridgeford, 1c. Thomas W. Dickson, 1d. Conrad M. Hall, 1e. Lemuel E. Lewis, 1f. Jeffrey G. Naylore, 1g. Gary M. Philbin, 1h. Bob Sasser, 1i. Thomas A. Saunders III, 1j. Stephanie P. Stahl, 1k. Carrie A. Wheeler, 1l. Thomas E. Whiddon, 1m. Carl P. Zeithami.
					Issuer	Yes	For	For
				2. To approve, on an advisory basis, the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				3. To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm.	Issuer	Yes	For	For

Lockheed Martin Corporation	LMT	539830109	4/25/2019
1. To elect ten directors: 1a. Daniel F. Akerson, 1b. David B. Burritt, 1c. Bruce A. Carlson, 1d. James O. Ellis, Jr., 1e. Thomas J. Falk, 1f. Ilene S. Gordon, 1g. Marillyn A. Hewson, 1h. Vicki A. Hollub, 1i. Jeh C. Johnson, 1j. James D. Taiclet, Jr..
					Issuer	Yes	For	For
				2. Ratification of appointment of Ernst & Young LLP as independent auditors for 2019.	Issuer	Yes	For	For
				3. Advisory vote to approve the compensation of named executive officers.	Issuer	Yes	For	For
				4. Stockholder proposal to amend the proxy access bylaw.	Security Holder	Yes	Against	For

Northrop Grumman Corporation	NOC	666807102	5/15/2019
1. To elect thirteen directors: 1a. Wesley G. Bush, 1b. Marianne C. Brown, 1c. Donald E. Felsinger, 1d. Ann M. Fudge, 1e. Bruce S. Gordon, 1f. William H. Hernandez, 1g. Madeleine A. Kleiner, 1h. Karl J. Krapek, 1i. Gary Roughead, 1j. Thomas M. Schoewe, 1k. James S. Turley, 1l. Kathy J. Warden, 1m. Mark A. Welsh III.
					Issuer	Yes	For	For
				2. Proposal to approve, on an advisory basis, the compensation of the Company's executive officers.	Issuer	Yes	For	For
				3. Proposal to ratify the appointment of Deloitte & Touche LLP as the Company's independent auditor for fiscal year ending December 31, 2019.	Issuer	Yes	For	For
				4. Shareholder proposal to provide for a report on management systems and processes for implementing the Company's human rights policy.	Security Holder	Yes	Against	For
				5. Shareholder proposal to provide for an independent chair.	Security Holder	Yes	Against	For

PBF Energy Inc.	PBF	69318G106	5/23/2019
1. To elect nine directors: 1A. Thomas Nimbley, 1B. Spencer Abraham, 1C. Wayne Budd, 1D. S. Eugene Edwards, 1E. William Hantke, 1F. Edward Kosnik, 1G. Robert Lavinia, 1H. Kimberly Lubel, 1I. George Ogden.
					Issuer	No
				2. The ratification of the appointment of Deloitte & Touche LLP as the Company's independent auditor for the year ended December 31, 2019.	Issuer	No
				3. An advisory vote on the 2018 compensation of the named executive officers.	Issuer	No
				4. An advisory vote on the frequency of the advisory vote on executive compensation being 1 year.	Issuer	No

Petroleo Brasileiro S.A.	PBR	71654V408	12/11/2018
1. Proposal to amend Petrobras' Articles of Incorporation to amend articles 23, 28 and 30, and consequent consolidation of the Articles of Corporation, as proposed by Management filed in electronic addresses of the Brazilian Securities and Exchange Commission (CMV) and the Company.
					Issuer	No
				2. Proposal for merger of PDET Offshore S.A. by Petrobras to:	Issuer	No

2a. Ratify the contracting of Recall Ledger Consultoria e Desenvolvimento Empresarial Ltda. By Petrobras for the preparation of the Appraisal Report, at book value, of PDET's shareholders' equity, pursuant to paragraph 1 of article 227 of Law 6404, of December 15, 1976.
					Issuer	No
				2b. To approve the Appraisal Report prepared by Recall Ledger Consultoria e Desenvolvimento Empresarial Ltda. For the appraisal, at book value, of PDET's shareholders' equity.	Issuer	No
				2c. To approve, in all its terms and conditions, the Protocol and Justification of the Merger, executed between PDET and Petrobras on October 24, 2018.	Issuer	No
				2d. To approve the incorporation of PDET by Petrobras, with its consequent extinction, without increasing the capital stock of Petrobras.	Issuer	No

2e. To authorize Petrobras' Board of Executive Officers to perform all acts required to complete the incorporation and regularization of the situation of the acquired Company and the surviving Company before the competent bodies, as necessary.
					Issuer	No

Petroleo Brasileiro S.A.	PBR	71654V408	4/25/2019
1. To analyze management's accounts, examination, discussion and voting of the Annual Report and the Company's financial statements, accompanied by the report of the independent auditors and the Fiscal council's report, for the fiscal year ended December 31, 2018.
					Issuer	Yes	For	For
				2. Capital budget proposal for the 2019 fiscal year.	Issuer	Yes	For	For
				3. Proposal for the 2018 fiscal year results destination.	Issuer	Yes	For	For
				4. Removal of a member of the Board of directors elected by the controlling shareholder.	Issuer	Yes	For	For
				5. Election of the members of the Board of Directors.	Issuer	Yes	For	For

5a. Candidates appointed by the controlling shareholder and candidate appointed by the Company's employees. Roberto da Cunha Castello Branco, Eduardo Bacellar Leal Ferreira, Joao Cox, Nivio Ziviani, Alexandre Vigigal de Oliveira, Danilo Ferreira da Silva.
					Issuer	Yes	For	For
				5b. If one or more of the candidates that compose the slate fails to integrate it, your votes will continue to be conferred to the slate.	Issuer	Yes	For	For
				5c. In case of adoption of the multiple vote process, to distribute your votes in equal percentages by the members of the slate.	Issuer	Yes	For	For
				6. Election of Chairman of the Board of Directors: Eduardo Bacellar Leal Ferreira.	Issuer	Yes	For	For
				7. Election of the members of the Fiscal council:	Issuer	Yes	For	For

7a1. Candidates appointed by the controlling shareholder: Holder: Marisete Fatima Dadald Pereira, Substitute: Agnes Maria de Aragao da Costa, Holder: Eduardo Cesar Pasa, Substitute: Jairez Eloi de Sousa Paulista, Holder: Jose Franco Medeiros de Morais, Substitute: Gildenora Batista Dantas Milhomem.
					Issuer	Yes	For	For
				8. Establishment of the compensation of Management, members of the Fiscal council and members of the Statutory Advisory Committee to the Board of Directors.	Issuer	Yes	For	For

E1. Proposal to amend Petros' bylaws to amend articles 3, 16, 18, 19, 20, 21, 25, 29, 30, 32, 34, 35, 36, 40, 52, 58 and 63 of the bylaws, and consequent consolidation of the bylaws, as proposed by Management filed in the electronic addresses of the Brazilian Securities and Exchange Commission (CVM) and the Company.
					Issuer	Yes	For	For

Phillips 66	PSX	718546104	5/8/2019	1. To elect four directors: 1a. Greg C. Garland, 1b. Gary K. Adams, 1c. John E. Lowe, 1d. Denise L. Ramos.	Issuer	No
				2. To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2019.	Issuer	No
				3. Advisory vote to approve executive compensation.	Issuer	No
				4. Advisory vote on the frequency of future shareholder advisory votes to approve executive compensation at 1 year.	Issuer	No
				5. Shareholder proposal requesting an annual report on plastic pollution.	Security Holder	No

PVH Corp	PVH	693656100	6/20/2019
1. To elect twelve directors: 1a. Mary Baglivo, 1b. Brent Callinicos, 1c. Emanuel Chirico, 1d. Juan R. Figuereo, 1e. Joseph B. Fuller, 1f. V. James Marino, 1g. G. Penny McIntyre, 1h. Amy McPherson, 1i. Henry Nasella, 1j. Edward R. Rosenfeld, 1k. Craig Rydin, 1l. Judith Amanda Sourry Knox.
					Issuer	No
				2. Approval of the advisory resolution on executive compensation.	Issuer	No

3. Approval of the amendment to Company's Certificate of Incorporation to eliminate the requirement of an 80% supermajority vote for stockholder to approve certain transactions with certain stockholders.
					Issuer	No
				4. Approval of the amendment to Company's Certificate of Incorporation to eliminate the requirement of an 80% supermajority vote for stockholders to amend Company's By-laws.	Issuer	No
				5. Ratification of Ernst & Young LLP as auditors for fiscal year 2019.	Issuer	No

Transocean Ltd.	RIG	H8817H100	11/29/2018	1. Amendment to Transocean's Articles of Association to create additional authorized share capital for the issuance of up to 147,700,195 Transocean shares to pay the Share Consideration in the Merger.	Issuer	No
				2. Issuance of Transocean shares to pay the Share Consideration in the Merger, as required by the rules of the New York Stock Exchange.	Issuer	No
				3. Deletion of special purpose authorized share capital in Article 5bis of Transocean's Articles of Association.	Issuer	No

United Rental, Inc.	URI	911363109	5/8/2019	1a. Election of director: Jose B. Alvarez.	Issuer	No
				1b. Election of director: Marc A. Bruno.	Issuer	No
				1c. Election of director: Matthew J. Flannery.	Issuer	No
				1d. Election of director: Bobby J. Griffin.	Issuer	No
				1e. Election of director: Kim Harris Jones.	Issuer	No
				1f. Election of director: Terri L. Kelly.	Issuer	No
				1g. Election of director: Michael J. Kneeland.	Issuer	No
				1h. Election of director: Gracia C. Martore.	Issuer	No
				1i. Election of director: Jason D. Papastavrou.	Issuer	No
				1j. Election of director: Filippo Passerini.	Issuer	No
				1k. Election of director: Donald C. Roof.	Issuer	No
				1l. Election of director: Shiv Singh.	Issuer	No

				2. Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2019.	Issuer	No
				3. Advisory approval of executive compensation.	Issuer	No
				4. Approval of 2019 Long Term Incentive Plan.	Issuer	No
				5. Stockholder proposal on right to act written consent.	Security Holder	No

Zebra Technologies Corporation	ZBRA	989207105	5/16/2019	1. To elect two directors: 01. Frank B. Modruson, 02. Michael A. Smith	Issuer	No
				2. Proposal to approve, by non-binding vote, compensation of named executive officers.	Issuer	No
				3. Ratify the appointment of Ernst & Young LLP as Company's independent auditors for 2019.	Issuer	No

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CGM TRUST

By (Signature and Title)*	/s/ David C. Fietze
David C. Fietze, President

Date	August 29, 2019

* Print the name and title of each signing officer under his or her signature.